Goodwill and Other Intangible Assets (Components of Intangible Assets Subject to Amortization) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	¥ 773,139	¥ 735,195
Accumulated amortization	473,134	418,413
Computer software, intangible asset
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	399,331	379,504
Accumulated amortization	300,905	279,372
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	158,513	155,648
Accumulated amortization	59,465	46,613
Patents and developed technology
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	133,923	124,315
Accumulated amortization	70,795	59,328
Trademarks
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	45,726	44,914
Accumulated amortization	21,350	17,800
License Fees
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	16,881	13,651
Accumulated amortization	10,098	6,065
Other
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	18,765	17,163
Accumulated amortization	¥ 10,521	¥ 9,235